Business combination - Fair value of the identifiable assets and liabilities (Details) - USD ($)	2 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Apr. 29, 2022
Business combination
Cash			$ 233,407
Accounts receivable			605,579
Biological assets			200,457
Inventory			904,006
Prepayments			179,597
Intangible assets			24,665,772
Property, plant and equipment, net			12,936,374
Trade and other payables			(3,775,599)
Loans and borrowing			(4,058,030)
Net assets acquired			31,891,563
Gain on bargain purchase		$ 12,760,356
Fair value of consideration			19,131,000
Holigen and RPK
Business combination
Net assets acquired			31,891,563
Gain on bargain purchase		12,760,563
Fair value of consideration			$ 19,131,000
Holigen
Business combination
Net loss from the date of acquisition	$ (814,896)
Net loss if the acquisition happened at the beginning of the period		$ (1,725,371)